Income Tax Expense (Details) - Schedule of unused tax losses for which no deferred tax asset recognized - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Unused Tax Losses For Which No Deferred Tax Asset Recognized Abstract
Unused tax losses for which no deferred tax asset has been recognized	$ 48,058,129	$ 44,178,579
Potential tax benefit @ 25% (2021: 26%)	$ 12,014,532	$ 11,486,431